Statements of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [LineItems]
Net Income/ (Loss) for the fiscal year	$ 26,154,694	$ 28,205,313	$ (1,499,719)
Foreign currency translation differences in financial statements conversion	119,864	116,159	801,541
Foreign currency translation differences for the fiscal year	119,864	116,159	801,541
Profit or losses for financial instruments measured at fair value through other comprehensive income (FVOCI) (IFRS 9(4.1.2)(a))	859,267	88,591	(952,750)
Profit or losses for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	(1,386,581)	(10,234,927)	(2,163,576)
Reclassification to profit or loss	2,373,855	10,521,646	908,673
Income tax	(128,007)	(198,128)	302,153
Total Other Comprehensive Income / (Loss) that will be reclassified to profit or loss	979,131	204,750	(151,209)
Total Other Comprehensive Income/ (Loss)	979,131	204,750	(151,209)
Total Comprehensive Income / (Loss) for the fiscal year	27,133,825	28,410,063	(1,650,928)
Total Comprehensive Income / (Loss) attributable to controlling interest	27,133,463	28,409,843	(1,651,270)
Total Comprehensive Income attributable to non-controlling interest	$ 362	$ 220	$ 342